Impairment (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Impairment
Impairment reversals	$ 250	$ 445
Impairment reversals net amount	405	83
impairment loss	$ 227	57
Impairment reversals net		$ 208